Provisions, contingent liabilities and other liabilities - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)
Provisions and contingent liabilities
Current provisions		$ 72,771			$ 68,000
Provision for closure of mining units and exploration projects at future value		$ 252,300			309,300
Period Used To Reflect Time Value Of Money For Provisions		22 years
Letter of credit		$ 121,400		S/ 1,780,126,238	$ 140,000
Annual risk free rate				1.56%	1.56%
Increase (decrease) through transfers and other changes, other provisions	$ 37,600	$ 60,000
Minimum
Provisions and contingent liabilities
Discount rate used to reflect time value of money for provisions		1.79%		0.31%	0.31%
Period Used To Reflect Time Value Of Money For Provisions	1 year	1 year
Maximum
Provisions and contingent liabilities
Discount rate used to reflect time value of money for provisions		3.12%		2.77%	2.77%
Period Used To Reflect Time Value Of Money For Provisions	20 years
Provision for remediation and mine closure [Member]
Provisions and contingent liabilities
Other non-current provisions		$ 195,900	$ 131,888		$ 237,543
Future value of non current provisions		$ 374,400			374,400
Annual risk free rate		2.28%
Provision for disputed mining royalties (c )
Provisions and contingent liabilities
Interest and penalties associated with income tax related to disputed mining royalties					45,000
Miscellaneous other provisions [member]
Provisions and contingent liabilities
Provision for unfavorable results from SUNAT assessments		$ 3,800			9,600
Interest and penalties associated with SUNAT		4,300			12,900
Provision for royalties and mining tax [Member]
Provisions and contingent liabilities
Interest and penalties associated with income tax related to disputed mining royalties		42,100
Interest and penalties associated with ITAN		6,700
Interest and penalties associated with SRF		1,900
Net asset tax included in provisions		12,100
La Joya [Member] | Irrigation Project [Member] | Provision for social commitments [Member]
Provisions and contingent liabilities
Other provisions					4,400
Alata-Congata Road [Member] | Repaving Project [Member] | Provision for social commitments [Member]
Provisions and contingent liabilities
Other provisions					6,300
Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Current provisions		45,317			101,786
Provision for closure of mining units and exploration projects		1,608,380	1,294,464		1,738,428	$ 1,234,731
Employee's profit share on annual taxable income	8.00%
Other provisions		6,162			7,352
Other non-current provisions		1,587,551			1,660,603
Increase in reclamation liability	$ 121,000	301,000	44,000
Increase in recorded asset retirement cost	4,000	159,000	27,200
Non-cash charge to reclamation expense	$ 124,000	$ 142,000	$ 16,300
Minera Yanacocha SRL and subsidiary [Member] | Minimum
Provisions and contingent liabilities
Discount rates used in the calculation of the provision	0.40%	0.40%	0.40%
Minera Yanacocha SRL and subsidiary [Member] | Maximum
Provisions and contingent liabilities
Discount rates used in the calculation of the provision	6.00%	6.00%	6.00%
Sociedad Minera Cerro Verde Saa [Member]
Provisions and contingent liabilities
Other non-current provisions		$ 278,419			307,974
Sociedad Minera Cerro Verde Saa [Member] | Provision for social commitments [Member]
Provisions and contingent liabilities
Other non-current provisions		3,046			1,226
Sociedad Minera Cerro Verde Saa [Member] | Provision for remediation and mine closure [Member]
Provisions and contingent liabilities
Other non-current provisions		195,659			237,387
Sociedad Minera Cerro Verde Saa [Member] | Provision for disputed mining royalties (c )
Provisions and contingent liabilities
Other non-current provisions		$ 62,797			44,982
Sociedad Minera Cerro Verde Saa [Member] | Ministry of Energy and Mines [Member]
Provisions and contingent liabilities
Letter of credit					$ 59,400